Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2020	May 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in the fair value of MSRs
Balance at beginning of year			$ 749	$ 339	$ 339
Fair value of MSRs at end of period			856		749	$ 339
Total loans serviced					71,841	30,524
Proceeds from the sale of mortgage servicing rights			50
Mortgage Servicing Rights Sensitivity Analysis
Fair value of MSRs					749	339
Change in fair value of mortgage servicing rights			61	38	(126)	(21,962)
Gain on sale of mortgage servicing rights			50		160	(6,547)
Gain on mortgage servicing rights, net			111	38	34	(28,509)
Servicing (expense) fees, net:
Contractual servicing fees			70	32	193	5,159
Late and ancillary fees						67
Subservicing and other costs			(82)	(151)	(625)	(1,623)
Servicing (expenses) fees, net			(12)	(119)	(432)	3,603
Loans eligible for repurchase from GNMA			337		337
Government
Changes in the fair value of MSRs
Total loans serviced			74,060	71,841	71,841	30,524
Conventional
Changes in the fair value of MSRs
Total loans serviced			74,060	71,841
Mortgage servicing rights
Changes in the fair value of MSRs
Balance at beginning of year			749	$ 339	339	41,470
Additions from servicing retained loan sales			46		536	2,094
Reductions from bulk sales						(21,263)
Changes in fair value			61		(126)	(21,962)
Fair value of MSRs at end of period			856		749	339
Mortgage Servicing Rights Sensitivity Analysis
Fair value of MSRs			856		749
Prepayment Speed, Decrease in fair value from 10% adverse change			(18)		(24)	(13)
Prepayment Speed, Decrease in fair value from 20% adverse change			(38)		(48)	(26)
Prepayment Speed, Decrease in fair value from 30% adverse change			(59)		(70)	(38)
Discount Rate, Decrease in fair value from 10% adverse change			(38)		(31)	(13)
Discount Rate, Decrease in fair value from 20% adverse change			(72)		(59)	(25)
Discount Rate, Decrease in fair value from 30% adverse change			$ (104)		(85)	(37)
Change in fair value of mortgage servicing rights					(126)	(21,962)
Gain on sale of mortgage servicing rights					160	(6,547)
Gain on mortgage servicing rights, net					$ 34	$ (28,509)
Mortgage servicing rights | Government
Changes in the fair value of MSRs
Total amount received from sale of MSR	$ 225
Proceeds from the sale of mortgage servicing rights	$ 163
Mortgage servicing rights | Conventional
Changes in the fair value of MSRs
Total amount received from sale of MSR		$ 20,100
Proceeds from the sale of mortgage servicing rights		$ 15,000